PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2021
Office equipment	$187,234	$167,594
Production equipment	7,357,634	3,669,040
Motor vehicles	389,333	317,562
Leasehold improvements	95,539	71,525
Less: accumulated depreciation and amortization	(2,895,174)	(2,860,685)
Property and equipment, net	$5,134,566	$1,365,036

Total depreciation and amortization expenses were $303,269, $259,122 and $265,689 for the years ended December 31, 2022, 2021 and 2020, respectively. Included in property and equipment, net were assets under finance leases of $nil and $5,421 as of December 31, 2022 and 2021, respectively. The amount of related depreciation expense related to assets under finance leases was $nil and $5,421 for the years ended December 31, 2022 and 2021, respectively.

The increase in production equipment was mainly due to the acquisition of an integrated electroplating production line that  consisted of equipment, machinery, tanks, fixtures, and related flowlines located in Dongguan City, Guangdong, China on October 12, 2022 for approximately $4,000,000.